Segment Information (Details) - Schedule of revenues and cost of revenue by segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue:
Workspace membership	¥ 376,642		¥ 422,984	¥ 557,994
Marketing and branding services	463,475	$ 72,729	317,461	534,826
Other services	217,391	34,113	136,692	74,538
Total revenue	1,057,508	165,945	877,137	1,167,358
Cost of revenue (excluding impairment loss)
Workspace membership	(508,121)	(79,735)	(557,102)	(814,002)
Marketing and branding services	(444,717)	(69,786)	(297,893)	(485,473)
Other services	(181,222)	(28,438)	(113,074)	(69,917)
Total cost of revenue (excluding impairment loss)	¥ (1,134,060)	$ (177,959)	¥ (968,069)	¥ (1,369,392)